Supplement to the
Fidelity® Balanced Fund
October 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

BAL-14-01  January 17, 2014
1.468108.126

Supplement to the
Fidelity® Value Discovery Fund
September 28, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

FVD-14-01  January 17, 2014
1.795326.110

Supplement to the
Fidelity® Low-Priced Stock Fund
September 28, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

LPS-14-01  January 17, 2014
1.480654.128

Supplement to the
Fidelity® Puritan® Fund
October 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

PUR-14-01  January 17, 2014
1.463149.121